Segment Reporting Footnote Tagging (Details)	12 Months Ended
	Dec. 31, 2015 Property Unit Integer Segment	Dec. 31, 2013 Segment	Dec. 31, 2014 Security
Segment Reporting Information [Line Items]
Number of Reportable Segments | Segment	5	5
Number of Available for Sale Securities, Public Housing Authorities	2
Partnership [Member]
Segment Reporting Information [Line Items]
Number of Available for Sale Securities	60
Number of Units in Real Estate Property | Unit	8,041
Real Estate [Member]
Segment Reporting Information [Line Items]
Number of Units in Real Estate Property | Unit	2,217
Number of Real Estate Properties | Property	8
Other Investments [Member]
Segment Reporting Information [Line Items]
Assets percentage	25.00%
MBS Securities Investments [Member]
Segment Reporting Information [Line Items]
Number of partnership securities sold and eliminated. | Security			3
Variable Interest Entity, Not Primary Beneficiary [Member] | Partnership [Member]
Segment Reporting Information [Line Items]
Number of Available for Sale Securities	64
Disposal Group Heldforsale Not Discontinued Operations
Segment Reporting Information [Line Items]
Number of Available for Sale Securities	2